CSMC 2022-NQM1 Trust ABS-15G

Exhibit 99.27

Seller Loan ID	Client Loan Number	Borrower Last Name	Loan Amount	State	Note Date	Occupancy	Loan Purpose	ATR/QM Status	Overall Grade	Credit Grade	Compliance Grade	Property Grade		Credit Rebuttal	Compliance Exception	Compliance Rebuttal	Property Exception	Property Rebuttal	Covered High Cost Loan	Compensating Factors
XXXX	434190571	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] Qualified Mortgage APR Threshold Finding - XX/XX/XXXX - Change severity of 'Qualified Mortgage APR Threshold Finding' from Material to Non-Material.; XX/XX/XXXX - Exception NA; XX/XX/XXXX - Change status of 'Qualified Mortgage APR Threshold Finding' from Active to Acknowledged by Client.;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434190573	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	2	2	1	1	[X] Initial Loan Application is Missing - XX/XX/XXXX - Missing Copy of Initial Loan Application; [X] Underwriting CLTV exceeds Guideline Maximum Allowable - XX/XX/XXXX - Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.; XX/XX/XXXX - Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; [X] Underwriting LTV exceeds Guideline Maximum Allowable - XX/XX/XXXX - Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Acknowledged by Client to Active.; XX/XX/XXXX - Approved lender exception in file for LTV/CLTV.; XX/XX/XXXX - Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; XX/XX/XXXX - Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of $XXX and value used for LTV of ___.; XX/XX/XXXX - Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.;	XX/XX/XXXX - Lender provided copy of initial XXX; XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434190575	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	2	1	1	2	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Third Party Desk Review variance to appraised value exceeds XXX% - XX/XX/XXXX - Change severity of 'Third Party Desk Review variance to appraised value exceeds XXX%' from Material to Non-Material.; XX/XX/XXXX - Additional third party valuation requested to support value.; XX/XX/XXXX - Lender Granted Exception in file. Lender used lower CDA value of $XXX for LTV/CLTV. Non-Material.; XX/XX/XXXX - Third party Desk Review variance of XXX exceeds XXX% maximum allowed.;		No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434190576	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	2	1	1	2	[X] Borrower Employment Verification Level is missing - XX/XX/XXXX - The CPA letter provided is from XX/XX/XXXX. Please provide recent CPA letter dated within the last XXX days prior to note date of XX/XX/XXXX.; XX/XX/XXXX - The borrower employment verification level is Missing;	XX/XX/XXXX - Change status of 'Borrower Employment Verification Level is missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of business license	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] Qualified Mortgage APR Threshold Finding - XX/XX/XXXX - EXCEPTION N/A. Acknowledged.; XX/XX/XXXX - Change status of 'Qualified Mortgage APR Threshold Finding' from Active to Acknowledged by Client.; XX/XX/XXXX - Change severity of 'Qualified Mortgage APR Threshold Finding' from Material to Non-Material.; [X] MI HB XXX Mortgage Loan Finding - XX/XX/XXXX - Change status of 'MI HB XXX Mortgage Loan Finding' from Active to Acknowledged by Client.; XX/XX/XXXX - EXCEPTION N/A. Acknowledged.; XX/XX/XXXX - Change severity of 'MI HB XXX Mortgage Loan Finding' from Material to Non-Material.;		[X] Appraisal guideline violation - XX/XX/XXXX - Change severity of 'Appraisal guideline violation' from Material to Non-Material.; XX/XX/XXXX - Appraisal guideline violation: Lender granted exception for Property Type of Log Home. Exception in file. ;		No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434190577	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ; XX/XX/XXXX - The exception 'No Compliance Findings' is cleared.;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434190578	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434190581	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X]No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434190583	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	2	2	1	1	[X] Minimum Trade Line Requirement Not Met - XX/XX/XXXX - Approved lender exception in file for XXX lates on revolving account within the last XXX months. ; XX/XX/XXXX - Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434190584	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] TILA Right of Rescission Test - XX/XX/XXXX - Exception Resolved.; [X] Per Diem Interest Amount Test - XX/XX/XXXX - Lender issued Post Closing CD dated XX/XX/XXXX showing disbursement date of XX/XX/XXXX collecting $XXX in Per Diem Interest, the correct amount to be collected from XX/XX/XXXX to XX/XX/XXXX was $XXX for a difference of $XXX which exceeds tolerance.;	XX/XX/XXXX - Lender provided PCCD dated XX/XX/XXXX.; XX/XX/XXXX - Change status of 'Per Diem Interest Amount Test' from Active to Open Rebuttal.			No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434190585	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Rate Term Refinance	ATR/QM: Exempt	1	1	1	1	[X] Initial Loan Application is Missing - XX/XX/XXXX - Missing Copy of Initial Loan Application;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434190586	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Rate Term Refinance	ATR/QM: Exempt	1	1	1	1	[X] Initial Loan Application is Missing - XX/XX/XXXX - Missing Copy of Initial Loan Application;	XX/XX/XXXX - Exception is NA for DSCR; XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434190587	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434190588	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] Qualified Mortgage Interest Only Loan - XX/XX/XXXX - Change severity of 'Qualified Mortgage Interest Only Loan' from Material to Non-Material.; XX/XX/XXXX - Exception NA; XX/XX/XXXX - Change status of 'Qualified Mortgage Interest Only Loan' from Active to Acknowledged by Client.; [X] Qualified Mortgage Loan Term - XX/XX/XXXX - Change severity of 'Qualified Mortgage Loan Term' from Non-Material to Material.; XX/XX/XXXX - Change severity of 'Qualified Mortgage Loan Term' from Material to Non-Material.; XX/XX/XXXX - Change status of 'Qualified Mortgage Loan Term' from Active to Acknowledged by Client.; XX/XX/XXXX - Exception NA;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434190592	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.				No	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434190593	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	2	2	1	1	[X] Borrower Employment Verification does not meet guidelines - XX/XX/XXXX - Lender granted Exception for "S/E Income without minimum of XXX months reported on tax returns, personal/bank statements is not acceptable" Page XXX in PDF provided.; XX/XX/XXXX - Lender Granted Exception, Non-material. Page XXX in PDF.; XX/XX/XXXX - Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434190594	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434190596	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Servicing Comments are Missing - XX/XX/XXXX - Missing servicing comments are available. ; XX/XX/XXXX - Servicing comments are missing. ; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434190597	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] Fraud Report Missing - XX/XX/XXXX - Fraud report Missing. * Not in file.;	XX/XX/XXXX - Change status of 'Fraud Report Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of Fraud report	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
XXXX	434190602	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434190605	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ; XX/XX/XXXX - The exception 'No Compliance Findings' is cleared.;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434190606	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] Initial Loan Application is Missing - XX/XX/XXXX - Missing Copy of Initial Loan Application;	XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided Initial Application.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434190608	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	2	2	1	1	[X] Number of Mortgage Properties Exceeds Max Allowable Per Guidelines - XX/XX/XXXX - Number of Mortgage Properties (XXX) Exceeds Max Allowable Per Guidelines. XXX XXX XXX guidelines (page XXX) advise, "the maximum number of residential XXX unit properties owned (financed or free and clear) is XXX." Borrower owns XXX financed properties including subject. No credit exception in loan file.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434190609	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Second Home	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	2	2	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; [X] Underwriting LTV exceeds Guideline Maximum Allowable - XX/XX/XXXX - Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; XX/XX/XXXX - Lender granted XXX% LTV/CLTV exception on XX/XX/XXXX per Approval in file page XXX. ; XX/XX/XXXX - Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of $XXX and value used for LTV of ___.; [X] Underwriting CLTV exceeds Guideline Maximum Allowable - XX/XX/XXXX - Lender granted XXX% LTV/CLTV exception on XX/XX/XXXX per Approval in file page XXX.; XX/XX/XXXX - Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; XX/XX/XXXX - Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] Qualified Mortgage Interest Only Loan - XX/XX/XXXX - Change severity of 'Qualified Mortgage Interest Only Loan' from Material to Non-Material.; XX/XX/XXXX - EXCEPTION N/A. Acknowledged.; XX/XX/XXXX - Change status of 'Qualified Mortgage Interest Only Loan' from Active to Acknowledged by Client.; [X] Qualified Mortgage Loan Term - XX/XX/XXXX - EXCEPTION N/A. Acknowledged.; XX/XX/XXXX - Change status of 'Qualified Mortgage Loan Term' from Active to Acknowledged by Client.;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434190610	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434190613	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434190621	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
XXXX	434190623	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Rate Term Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434190624	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; XX/XX/XXXX - No credit findings to document.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.				No	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434190625	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
XXXX	434190626	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] Initial Loan Application is Missing - XX/XX/XXXX - Missing Copy of Initial Loan Application;	XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Exception is NA	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434190627	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
XXXX	434190628	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434190631	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] Initial Loan Application is Missing - XX/XX/XXXX - Missing Copy of Initial Loan Application;	XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Exception is NA	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434190632	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434190633	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	2	2	1	1	[X] Housing history does not meet guidelines - XX/XX/XXXX - Housing history does not meet guidelines. Approved Lender exception in file waiving housing history.; XX/XX/XXXX - Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; XX/XX/XXXX - Housing history does not meet guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
XXXX	434190636	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434190638	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434190639	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] Initial Loan Application is Missing - XX/XX/XXXX - Missing Copy of Initial Loan Application. * Verified not in file.;	XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided Initial Application.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434190640	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	2	2	1	1	[X] XXX is less than guideline minimum - XX/XX/XXXX - Lender credit exception (page XXX) approves use of estimated rents derived from real estate broker review (page XXX).; XX/XX/XXXX - Change severity of 'XXX is less than guideline minimum' from Material to Non-Material.; [X] XXX Approval Missing - XX/XX/XXXX - XXX approval indicator is Missing;	XX/XX/XXXX - Change status of 'XXX Approval Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of XXX review	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434190642	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] Fraud Report Missing - XX/XX/XXXX - Fraud report Missing.;	XX/XX/XXXX - Change status of 'Fraud Report Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided Fraud Report.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434190646	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	2	2	1	1	[X] Property recently listed for sale - XX/XX/XXXX - Change severity of 'Property recently listed for sale' from Material to Non-Material.; XX/XX/XXXX - Property was recently listed for sale outside of lender's guideline tolerance for recently listed properties. Exception in file. (pg XXX).;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434190648	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	2	2	1	1	[X] Housing history does not meet guidelines - XX/XX/XXXX - Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; XX/XX/XXXX - Housing history does not meet guidelines. Approved lender exception in file for FTI with no REO ownership within past XXX months.; [X] Initial Loan Application is Missing - XX/XX/XXXX - Missing Copy of Initial Loan Application;	XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of initial XXX app for the borrower.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
XXXX	434190649	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434190652	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] Initial Loan Application is Missing - XX/XX/XXXX - Missing Copy of Initial Loan Application;	XX/XX/XXXX - Lender provided copy of initial XXX; XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434190653	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] Initial Loan Application is Missing - XX/XX/XXXX - Missing Copy of Initial Loan Application; [X] Fraud Report Missing - XX/XX/XXXX - Fraud report Missing.;	XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided Initial Application.; XX/XX/XXXX - Lender provided Fraud Report.; XX/XX/XXXX - Change status of 'Fraud Report Missing' from Active to Open Rebuttal.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434190654	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] Initial Loan Application is Missing - XX/XX/XXXX - Missing Copy of Initial Loan Application;	XX/XX/XXXX - Lender provided Initial Application.; XX/XX/XXXX - Change status of 'Initial Loan Application is Missing' from Active to Open Rebuttal.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ; XX/XX/XXXX - The exception 'No Compliance Findings' is cleared.;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434190655	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434190656	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] Flood Certificate is Missing - XX/XX/XXXX - The flood certification is Missing;	XX/XX/XXXX - Change status of 'Flood Certificate is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of the flood cert.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	433995062	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	433842641	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	2	1	2	1	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - XXX XXX Non-QM guidelines dated XX/XX/XXXX (effective for lock dates of XX/XX/XXXX or later) indicate on page XXX that "a gap report or a XXX is required. The effective date can be on or after the note date, but must be dated no earlier than XXX-business days prior to the note date." Gap report or XXX not located in loan file.; [X] Asset Documents are Incomplete - XX/XX/XXXX - Asset Documents are Incomplete. XXX XXX Non-QM guidelines dated XX/XX/XXXX (effective for lock dates of XX/XX/XXXX or later) indicate on page XXX to use business assets to meet reserve requirement that Lender must "perform a cash flow analysis to determine that the use of business funds will not have a negative impact on the business." Cash flow analysis not included in loan document file.;	XX/XX/XXXX - Cash out used for reserve requirement per GL's Excpetion Resolved.; XX/XX/XXXX - Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided XXX.; XX/XX/XXXX - Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.	[X] No Compliance Findings - XX/XX/XXXX - The exception 'No Compliance Findings' is cleared.; XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] Affiliated Business Disclosure is Missing - XX/XX/XXXX - The affiliate business disclosure is Missing;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434473450	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection: Appraisal was completed prior to XXX XXX and the property was not re-inspected prior to closing. ; [X] Appraisal date is greater than XXX days from Origination date. - XX/XX/XXXX - Appraisal dated XX/XX/XXXX is greater than XXX days from Note date of XX/XX/XXXX.;	XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of PDI photos of subject with no damage.; XX/XX/XXXX - Change status of 'Appraisal date is greater than XXX days from Origination date.' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of Appraisal update dated XX/XX/XXXX.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - XXX XXX declarations: XXX XX/XX/XXXX and XXX # XXX, both XXX XXX, declared after appraisal completed XX/XX/XXXX with no post XXX inspection.;	XX/XX/XXXX - Change status of 'Property located in XXX XXX XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of PDI photos of subject with no damage.	No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434473451	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection. XXX XXX, XXX was impacted by XXX XXX from XX/XX/XXXX to XX/XX/XXXX. Appraisal inspection completed XX/XX/XXXX. ; [X] Hazard Insurance Coverage is Not Sufficient. - XX/XX/XXXX - Hazard insurance coverage of XXX is not sufficent. ; [X] Borrower Employment Verification does not meet guidelines - XX/XX/XXXX - Elite Products (P&L) guidelines require, "An internet search of the business is required with documentation to be included in the credit file to support existence of the business.";	XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI report with evidence no damage to the subject property.; XX/XX/XXXX - Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of XXX XXX with business.; XX/XX/XXXX - Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided a copy of updated HOI with sufficient dwelling coverage.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection. XXX XXX, XXX was impacted by XXX XXX from XX/XX/XXXX to XX/XX/XXXX. Appraisal inspection completed XX/XX/XXXX. ;	XX/XX/XXXX - Change status of 'Property located in XXX XXX XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI report with evidence no damage to the subject property.	No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434473452	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection. XXX XXX, XXX was impacted by XXX XXX from XX/XX/XXXX to XX/XX/XXXX. Appraisal inspection completed XX/XX/XXXX. ; [X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report shows the following alert that have not been cleared: Possible match found on XXX for XXX XXX;	XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided verification of alert cleared.; XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI verifying no damage to the subject.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection. XXX XXX, XXX was impacted by XXX XXX from XX/XX/XXXX to XX/XX/XXXX. Appraisal inspection completed XX/XX/XXXX. ;	XX/XX/XXXX - Change status of 'Property located in XXX XXX XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI verifying no damage to the subject.	No	Borrower has stable job time - Borrower has XXX years at job.
XXXX	434473453	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection- XXX XXX XXX # XXX (XX/XX/XXXX) and XXX XXX (XX/XX/XXXX) and XXX # XXX (XX/XX/XXXX) all after appraisal date XX/XX/XXXX and no post inspection report.;	XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with verification no damage to the subject.	[X] Charges That Cannot Increase Test - XX/XX/XXXX - no COC section B courier and title search fees increased without a COC or rate lock within three days of the LE/ CD. No section J lender credits.; [X] Home Loan - XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Home Loan' from Active to Acknowledged by Client.; XX/XX/XXXX - Change severity of 'Home Loan' from Material to Non-Material.;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434473454	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - XXX XXX XXX and XXX # XXX, XXXX and # XXX all affected XXX XXX; XX/XX/XXXX (XXX) XXX (XXX) XXX (XXX) appraisal completed XX/XX/XXXX and no post XXX inspection in file.; [X] Co-Borrower residency documentation not provided or issue with documentation - XX/XX/XXXX - Co-Borrower residency documentation not provided or issue with documentation.: Thefile does not contain a copy of the Co-borrowers permanent residency card. ;	XX/XX/XXXX - Change status of 'Co-Borrower residency documentation not provided or issue with documentation' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of the XXX XXX XXX for the co borrower; XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434473455	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Change severity of 'Property is located in a XXX XXX XXX' from Non-Material to Material.;	XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	[X] Lender did not provide ATR/QM Status Determination - XX/XX/XXXX - Lender ATR/QM status determination provided.; XX/XX/XXXX - Lender did not provide ATR/QM Status Determination; [X] Home Loan - XX/XX/XXXX - Change status of 'Home Loan' from Active to Acknowledged by Client.; XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change severity of 'Home Loan' from Material to Non-Material.;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434473456	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection. XXX declared XXX XXX related to XXX XXX after appraisal report date of XX/XX/XXXX. ;	XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection. XXX declared XXX XXX related to XXX XXX after appraisal report date of XX/XX/XXXX. ;	XX/XX/XXXX - Change status of 'Property located in XXX XXX XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434473457	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection. XXX XXX, XXX was impacted by XXX XXX from XX/XX/XXXX to XX/XX/XXXX. Appraisal inspection completed XX/XX/XXXX. ;	XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection. XXX XXX, XXX was impacted by XXX XXX from XX/XX/XXXX to XX/XX/XXXX. Appraisal inspection completed XX/XX/XXXX. ;	XX/XX/XXXX - Change status of 'Property located in XXX XXX XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434473458	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection: The appraisal was completed before XXX XXX and the property was not re-inspected prior to closing. ;	XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - XXX XXX XXX # XXX declared XX/XX/XXXX and XXX XXX # XXX declared XX/XX/XXXX- appraisal report completed prior to these dates- no post XXX report in file.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection:;	XX/XX/XXXX - Change status of 'Property located in XXX XXX XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434473459	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Change severity of 'Property is located in a XXX XXX XXX' from Material to Non-Material.; XX/XX/XXXX - Property is located in a XXX XXX XXX; appraisal completed after XXX.;	XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Change status of 'Property located in XXX Declared XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection;	XX/XX/XXXX - Change status of 'Property located in XXX XXX XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
XXXX	434473461	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection- XXX XXX # XXX XX/XX/XXXX; XXX XXX XXX XX/XX/XXXX and XXX XXX # XXX XX/XX/XXXX- appraisal dated XX/XX/XXXX and no post inspection report in file.;	XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Lender provided PDI with no damage to the subject.; XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - Change status of 'Property located in XXX Declared XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Exception resolved; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection;	XX/XX/XXXX - Change status of 'Property located in XXX XXX XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434473463	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434473464	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection- XXX declared XXX: XXX # XXX & XXX, XX/XX/XXXX and XX/XX/XXXX; XXX # XXX XX/XX/XXXX; all XXX after appraisal date XX/XX/XXXX and no post XXX inspection.;	XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided a PDI with no damage to the subject.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection;	XX/XX/XXXX - Change status of 'Property located in XXX XXX XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided a PDI with no damage to the subject.	No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434473465	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - The appraisal was completed before the XXX XXX XXX was in the XXX in XXX XXX; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection. The Appraisal was effective XX/XX/XXXX. XXX XXX was in the XXX from XX/XX/XXXX-XX/XX/XXXX.;	XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; XX/XX/XXXX - No Trid Testing and No Compliance Ease ran since this is the Purchase of an investment property.;		[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - No evidence of Post XXX property inspection in the file.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection. The Appraisal in file was completed before the natural XXX in XXX. There is no Post XXX Inspection Report Present in the file.;	XX/XX/XXXX - Change status of 'Property located in XXX XXX XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434473466	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection;	XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection- XXX XXX XXX XXX and XXX XXX XX/XX/XXXX and XX/XX/XXXX; XXX XXX XX/XX/XXXX - all after appraisal date XX/XX/XXXX and no post XXX inspection in file.;	XX/XX/XXXX - Change status of 'Property located in XXX XXX XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434473467	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection: The file contains pictures of the property Post XXX XXX, but is missing an inspection report. ;	XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434473468	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; XXX XXX # XXX affected XXX XXX XX/XX/XXXX and XXX # XXX & XXX affected XXX XXX XX/XX/XXXX and XX/XX/XXXX after appraisal date XX/XX/XXXX; no post XXX inspection report in file;	XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434473471	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection: The property was not re-inspected when the appraisal was completed prior to XXX XXX XXX declaration. ;	XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - XXX XXX XXX XXX XX/XX/XXXX; XXX XXX XX/XX/XXXX and XXX # XXX XX/XX/XXXX all after appraisal date XX/XX/XXXX and no post XXX inspection report.;	XX/XX/XXXX - Change status of 'Property located in XXX XXX XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI with no damage to the subject.	No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434270577	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; XX/XX/XXXX - Loan complies with XXX XXX XXX XXX guidelines.; [X] Property is located in a XXX XXX XXX - XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. ? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.
; XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided photos of the exterior of the subject to verify no damage from the XXX.; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX, loan closed XX/XX/XXXX.;	XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided photos of the exterior of the subject to verify no damage from the XXX.	[X] No Compliance Findings - XX/XX/XXXX - This is an investment property purchase and is not subject to TRID. No Compliance Ease testing done and no Compliance Ease in the file.; XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Lender provided photos of the exterior of the subject to verify no damage from the XXX.; XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. ? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Change status of 'Property located in XXX Declared XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX, loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection;	XX/XX/XXXX - Change status of 'Property located in XXX XXX XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided photos of the exterior of the subject to verify no damage from the XXX.	No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434270578	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; [X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - Lender provided PDI and photos.; XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. ? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.
; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection;	XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI and photos.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. ? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - Change status of 'Property located in XXX Declared XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI and photos.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	XX/XX/XXXX - Change status of 'Property located in XXX XXX XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided PDI and photos.	No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434270579	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. ? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.; XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - Remanats of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. ? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - Remanats of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection;		No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434270580	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. ? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.
; XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - EXCEPTION REMAINS: Lender provided exterior only. ? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection;		No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than X years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434270581	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; [X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMMAINS: XXX XXX require:
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.
; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; XX/XX/XXXX - Remanats of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - EXCEPTION REMMAINS: XXX XXX require:
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection; XX/XX/XXXX - Remanats of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;		No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434270583	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; [X] Property is located in a XXX XXX XXX - XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.; XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;		No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434270584	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; [X] Property is located in a XXX XXX XXX - XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.; XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - Remnants of XXX XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - Remnants of XXX XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection;		No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434270585	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; XX/XX/XXXX - Borrower file meets investor guidelines.; [X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX, loan closed XX/XX/XXXX.;	[X] No Compliance Findings - XX/XX/XXXX - Since this is an Investor Property Purchase, this is not required to meet TRID guidelines and no Compliance Ease was ran for this file.; XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX, loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection;		No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434270586	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; [X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection. XXX XXX, XXX listed as impacted by XXX XXX which occurred from XX/XX/XXXX to XX/XX/XXXX and XXX XXX from XX/XX/XXXX to XX/XX/XXXX. Appraisal dated XX/XX/XXXX. Note dated XX/XX/XXXX.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection. XXX XXX, XXX listed as impacted by XXX XXX which occurred from XX/XX/XXXX to XX/XX/XXXX and XXX XXX from XX/XX/XXXX to XX/XX/XXXX. Appraisal dated XX/XX/XXXX. Note dated XX/XX/XXXX.;		No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434270588	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Rate Term Refinance	ATR/QM: Exempt	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; XX/XX/XXXX - Remnants of XXX XXX and XXX. XXX declared XX/XX/XXXX and XX/XX/XXXX. Loan closed XX/XX/XXXX.; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection; XX/XX/XXXX - Remnants of XXX XXX and XXX. XXX declared XX/XX/XXXX and XX/XX/XXXX. Loan closed XX/XX/XXXX.;		No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434270589	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Transmittal Summary is Missing - XX/XX/XXXX - The transmittal summary XXX is Missing for mthe loan file.; [X] No Credit Findings - XX/XX/XXXX - The exception 'No Credit Findings' is cleared.; XX/XX/XXXX - The loan meets all applicable credit guidelines.; [X] Note Document Indicator is Missing - XX/XX/XXXX - Missing copy of fully executed copy of the Note. Additional conditions may apply.; [X] Final Loan Application is Missing - XX/XX/XXXX - Missing executed Final loan application from the loan file. Additional conditions may apply.;	XX/XX/XXXX - Change status of 'Final Loan Application is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of the final XXXX; XX/XX/XXXX - Change status of 'Note Document Indicator is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided a copy of the note; XX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of XXXX	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance. - XX/XX/XXXX - Missing a copy of the executed final CD and or PCCD. Additional conditions may apply.; XX/XX/XXXX - The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.; [X] Security Instrument Indicator is Missing - XX/XX/XXXX - Missing executed/notarized copy of the DOT with all riders. Additional conditions may apply.; [X] Initial Escrow Account Disclosure is Missing - XX/XX/XXXX - The initial escrow account disclosure is Missing; [X] Right to Cancel is Missing - XX/XX/XXXX - The executed right to cancel is Missing for all borrowers. Additional conditions may apply.;	XX/XX/XXXX - Change status of 'Initial Escrow Account Disclosure is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided IEADS; XX/XX/XXXX - Change status of 'Right to Cancel is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided executed RTC; XX/XX/XXXX - Change status of 'Security Instrument Indicator is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of the executed Mortgage; XX/XX/XXXX - Change status of 'The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.' from Active to Open Rebuttal.; XX/XX/XXXX - Final CD provided			No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434270590	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.; XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection;		No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434270591	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.; XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; XX/XX/XXXX - Remnants of XXX XXX and XXX. XXX declared XX/XX/XXXX and XX/XX/XXXX. Loan closed XX/XX/XXXX.; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS: XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Remnants of XXX XXX and XXX. XXX declared XX/XX/XXXX and XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection;		No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
XXXX	434270592	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.
; XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; [X] Transmittal Summary is Missing - XX/XX/XXXX - The transmittal summary is Missing;	XX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of the XXX	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection;		No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
XXXX	434270593	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Second Home	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; [X] Property is located in a XXX XXX XXX - XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.; XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection;		No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434270594	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.
; XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection;		No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434270595	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - EXCETION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.
; XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; [X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: X) SSN found to be on SSA's frozen high group list X) Possible match found on XXX for Loan Processor X) Score incicates High Risk;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - EXCETION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;		No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434270596	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.
; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; XX/XX/XXXX - Remnants of XXX XXX and XXX. XXX declared XX/XX/XXXX and XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Post XXX inspection confirms no property damage; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection; XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - Remnants of XXX XXX and XXX. XXX declared XX/XX/XXXX and XX/XX/XXXX. Loan closed XX/XX/XXXX.;		No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434270597	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; [X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.
; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; XX/XX/XXXX - Remnants of XXX XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection; XX/XX/XXXX - Remnants of XXX XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;		No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434270598	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.; XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.;		No	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434270601	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.
; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; XX/XX/XXXX - Remnants of XXX XXX and XXX. XXX declared XX/XX/XXXX and XX/XX/XXXX, loan closed XX/XX/XXXX.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection; XX/XX/XXXX - Remnants of XXX XXX and XXX. XXX declared XX/XX/XXXX and XX/XX/XXXX, loan closed XX/XX/XXXX.; [X] Title Issues Present - XX/XX/XXXX - The following issues were noted: Title Commitment reflects lien payable to XXX XXX XXX XXX in the amount of $XXX which was not paid off at closing, and no other proof of release of lien in file. Please provide updated/Final Title Commitment showing all liens required to be paid/released prior to closing have been released and only new loan/lien is on Final Title.;	XX/XX/XXXX - Change status of 'Title Issues Present' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided letter from title company omitting the mortgage.	No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434270602	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection. XXX XXX, XXX listed as impacted by XXX XXX which occurred from XX/XX/XXXX to XX/XX/XXXX and XXX XXX from XX/XX/XXXX to XX/XX/XXXX. Appraisal dated XX/XX/XXXX. Note dated XX/XX/XXXX.; [X] Borrower Credit Report is Missing - XX/XX/XXXX - Missing Borrower credit report. Additional conditions may apply.;	XX/XX/XXXX - Change status of 'Borrower Credit Report is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of XXX	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection. XXX XXX, XXX listed as impacted by XXX XXX which occurred from XX/XX/XXXX to XX/XX/XXXX and XXX XXX from XX/XX/XXXX to XX/XX/XXXX. Appraisal dated XX/XX/XXXX. Note dated XX/XX/XXXX.;		No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434270603	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.; XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection;		No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434270604	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Post XXX inspection confirms no property damage; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
? Marketability and value remain the same.
; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;	[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Post XXX Inspection provided ; XX/XX/XXXX - EXCEPTION REMAINS. XXX Guidelines require.
? For loans secured by properties appraised prior to the Federal/State declaration, the following post-XXX guidelines apply for XXX days after the declaration date:
? An interior and exterior inspection of the subject property is required.  The original appraiser should perform the inspection and provide a certification stating:
? Subject property is free from damage and is in the same condition as previously appraised;
																	? Marketability and value remain the same.; XX/XX/XXXX - Remnants of XXX XXX. XXX declared XX/XX/XXXX. Loan closed XX/XX/XXXX.; XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection;		No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434270605	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Rate Term Refinance	ATR/QM: Exempt	1	1	1	1	[X] Qualifying DTI exceeds Guideline Maximum Allowable - XX/XX/XXXX - Qualifying DTI of XXX exceeds guideline maximum of XXX.; XX/XX/XXXX - Documentation provided to support Qualifying DTI below XXX.; XX/XX/XXXX - Qualifying DTI of XXX exceeds guideline maximum of XXX.; XX/XX/XXXX - Documentation provided to support Qualifying DTI below XXX.; XX/XX/XXXX - Documentation provided to support Qualifying DTI below XXX. ** LOAN IS DSCR ** DTI N/A. ; XX/XX/XXXX - Qualifying DTI of XXX exceeds guideline maximum of XXX.; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] Prohibited Fees Test - XX/XX/XXXX - EXCEPTION N/A. DSCR.; XX/XX/XXXX - Change status of 'Prohibited Fees Test' from Active to Acknowledged by Client.; [X] Qualified Mortgage APR Threshold Finding - XX/XX/XXXX - EXCEPTION N/A. Acknowledged.; XX/XX/XXXX - Change status of 'Qualified Mortgage APR Threshold Finding' from Active to Acknowledged by Client.; XX/XX/XXXX - Change severity of 'Qualified Mortgage APR Threshold Finding' from Material to Non-Material.; [X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434011932	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434011933	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434011934	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Flood Certificate is Missing - XX/XX/XXXX - The flood certification is Missing;	XX/XX/XXXX - Change status of 'Flood Certificate is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided Flood Certificate.	[X] Home Loan - XX/XX/XXXX - Change severity of 'Home Loan' from Material to Non-Material.; XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Home Loan' from Active to Acknowledged by Client.;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434011935	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434011936	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ; XX/XX/XXXX - The exception 'No Compliance Findings' is cleared.;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434011937	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Transmittal Summary is Missing - XX/XX/XXXX - The transmittal summary is Missing;	XX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided Transmittal Summary.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ; XX/XX/XXXX - The exception 'No Compliance Findings' is cleared.;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434011938	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - Mortgage meets investor requirements.; XX/XX/XXXX - The loan meets all applicable credit guidelines.		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ; XX/XX/XXXX - ComplianceEase is in the file.;				No	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434011939	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Asset Documents are Incomplete - XX/XX/XXXX - Asset Documents are Incomplete - Need authorization letter from asset account holder XXX XXXXX- ok for borrowers to have fujll access to joint funds in XXX accts XXX and XXX.; XX/XX/XXXX - Need access to funds letter for borrowers from joint account holder XXX XXX XXXXX accts # XXX and XXX.; [X] Transmittal Summary is Missing - XX/XX/XXXX - The transmittal summary is Missing;	XX/XX/XXXX - Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided XXX% access letter.; XX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided Transmittal Summary.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] Home Loan - XX/XX/XXXX - Change status of 'Home Loan' from Active to Acknowledged by Client.; XX/XX/XXXX - EXCEPTION is N/A. Acknowledged.; XX/XX/XXXX - Change severity of 'Home Loan' from Material to Non-Material.;				No	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434011940	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] Transmittal Summary is Missing - XX/XX/XXXX - The transmittal summary is Missing;	XX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided Transmittal Summary.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434011941	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ; XX/XX/XXXX - The exception 'No Compliance Findings' is cleared.;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434011943	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434011944	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; XX/XX/XXXX - This mortgage meets investor guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - ComplianceEase is in the file showing no Trid violations.; XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] Home Loan - XX/XX/XXXX - Change severity of 'Home Loan' from Material to Non-Material.; XX/XX/XXXX - EXCEPTION N/A. Acknowledged.; XX/XX/XXXX - Change status of 'Home Loan' from Active to Acknowledged by Client.;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434011945	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Transmittal Summary is Missing - XX/XX/XXXX - The transmittal summary is Missing;	XX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided Transmittal Summary.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434011946	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] Transmittal Summary is Missing - XX/XX/XXXX - The transmittal summary is Missing;	XX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided Transmittal Summary.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434011947	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; XX/XX/XXXX - The exception 'No Credit Findings' is cleared.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] Home Loan - XX/XX/XXXX - Change status of 'Home Loan' from Active to Acknowledged by Client.; XX/XX/XXXX - Change severity of 'Home Loan' from Material to Non-Material.; XX/XX/XXXX - Acknowledged;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434011948	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434011950	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Qualifying DTI exceeds Guideline Maximum Allowable - XX/XX/XXXX - Qualifying DTI of XXX exceeds guideline maximum of XXX.; XX/XX/XXXX - Documentation provided to support Qualifying DTI below XXX.; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434011951	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	XX/XX/XXXX - Start rate payment used in qualifying per lender GL's. Exception resolved; XX/XX/XXXX - Qualifying DTI of XXX exceeds guideline maximum of XXX.; XX/XX/XXXX - Documentation provided to support Qualifying DTI below XXX.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ; XX/XX/XXXX - The exception 'No Compliance Findings' is cleared.;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434569289	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] DSCR is less than guideline minimum - XX/XX/XXXX - Qualifying DSCR meets guideline requirement.; XX/XX/XXXX - Qualifying DSCR of XXX meets guideline requirement. XXX page XXX $XXX/month projected rents.; XX/XX/XXXX - Change severity of 'DSCR is less than guideline minimum' from Material to Non-Material.; XX/XX/XXXX - Qualifying DSCR of XXX is less than guideline minimum requirement of XXX.; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434569292	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Rate Term Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434569295	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - Loan Conforms to Lenders XXX month Bank Statement loan program guidelines. ; XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - No Compliance Ease or Trid testing done on this NON QM loan; XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434569296	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] Liquid Reserves are less than Guidelines Required - XX/XX/XXXX - Missing two (X) months asset statements to verify XXX months PITIA (PITI $XXX); [X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; XXX XXX XXX XXX declared XX/XX/XXXX in XXX XXX. Appraisal dated XX/XX/XXXX with no comments of damages; for informational purposes only; [X] Housing history does not meet guidelines - XX/XX/XXXX - Housing history does not meet guidelines. Current mortgage on subject property with XXX XXX is not reported on credit bureau; lender to provide a XXX month recent history with a VOM. ; [X] No Credit Findings - XX/XX/XXXX - The exception 'No Credit Findings' is cleared.; XX/XX/XXXX - The loan meets all applicable credit guidelines.; [X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - Borrower liabilities verified indicator is Partial- XXX tradlines reporting; per XXX either XXX reporting with XXX months w/ activity in last XXX months or XXX reporting XXX months with recent activity. Two tradelines reporting (XXX months) (GS Loan);( Service Finance) reporting (XXX months); the third tradeline (XXX XXX- no recent activity since XX/XX/XXXX. Therefore, lender needs an exception as outside GL.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance. - XX/XX/XXXX - The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.; [X] Intent to Proceed is Missing - XX/XX/XXXX - The intent to proceed is Missing;		[X] Title Issues Present - XX/XX/XXXX - The following issues were noted: title prelim page XXX, item XXX XXX agreement with XXX XXX; lender to provide proof of subordination or final title with item removed in order to ensure lender has first lien position.;		No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434569297	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434569298	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434569302	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] Initial Loan Application is Missing - XX/XX/XXXX - Missing Copy of Initial Loan Application; [X] Liquid Reserves are less than Guidelines Required - XX/XX/XXXX - .; XX/XX/XXXX - The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.;	[X] Lender NMLS Status is Not Active - XX/XX/XXXX - The lender NMLS status is Not Active. Lender NMLS is missing from the Note and executed Deed of Trust. Missing NMLS# for the lender contact on the final Closing Disclosure. ; [X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434569303	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] Hazard Insurance Effective Date is after the Note Date - XX/XX/XXXX - Hazard insurance in file shows invoice was paid in the amount of $XXX on XX/XX/XXXX, however the coverage does not begin until XX/XX/XXXX.; XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX. Hazard insurance effective date is after the loan closed.;	XX/XX/XXXX - Change status of 'Hazard Insurance Effective Date is after the Note Date' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided HOI policy for XXX/XXX.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Hazard Insurance Effective Date is after the Review Date - XX/XX/XXXX - Hazard insurance in file shows invoice was paid in the amount of $XXX on XX/XX/XXXX, however the coverage does not begin until XX/XX/XXXX.; XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the review date;	XX/XX/XXXX - Change status of 'Hazard Insurance Effective Date is after the Review Date' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided HOI policy for XXX/XXX.	No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434569305	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Rate Term Refinance	ATR/QM: Exempt	1	1	1	1	[X] Initial Loan Application is Missing - XX/XX/XXXX - The initial XXX was provided on the XXX doc packages sent. ; XX/XX/XXXX - Missing Copy of Initial Loan Application;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434569306	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434569314	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Title Issues Present - XX/XX/XXXX - Prelim title present, all exceptions to be satisfied at the closing table. No final Title in file at time of review.; XX/XX/XXXX - The following issues were noted: lender to provide final title for verification the following items (exceptions have been removed: !) substitution of trustee X) Notice of defualt X) Notice of Trustee Sale X) HUD lien (item XXX for reverse mortgage) X) item XXX state tax lien removed for sellers. All seller issues.;		No	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
XXXX	434569315	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Borrower Income Verification does not match Approval - XX/XX/XXXX - The borrower income verification does not match approval- bank statemnts and lender bank statement calucaltion sheet do not mtach; bank statements for XXX reflect several transfers and do not support income calculations with the bank statements in file; lender to provide missing bank statements for XXX with matching lender bank statement calculations for re-underwrite and review to verify XXX month bank Statment income $XXX.; [X] CoBorrower Income Verification does not match Approval - XX/XX/XXXX - The coborrower income verification does not match approval - see notes for XXX;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434569316	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] Initial Loan Application is Missing - XX/XX/XXXX - Missing Copy of Initial Loan Application; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434569318	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; [X] Hazard Insurance Effective Date is after the Note Date - XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance. - XX/XX/XXXX - The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.;				No	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434569319	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance. - XX/XX/XXXX - The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.;		[X] Origination Appraisal is Partial - XX/XX/XXXX - Lender to provide a corrected appraisal with correct county -XXX; copy in file incorrect county- XXX XXX.;	XX/XX/XXXX - Change status of 'Origination Appraisal is Partial' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of appraisal with corrected county.	No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434569321	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Rate Term Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; [X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Change severity of 'Property is located in a XXX XXX XXX' from Material to Non-Material.; XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection XXX XXX in XXX XXX XXX, XXX, XXX, not closed out; however appraisal dated after XXX-XXX incidents and no damage showing.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434569326	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; [X] Loan Purpose is indicated as Unavailable - XX/XX/XXXX - Change status of 'Loan Purpose is indicated as Unavailable' from Active to Open Rebuttal.; XX/XX/XXXX - Loan purpose is indicated as Rate Term Refinance Borrower initiated; XX/XX/XXXX - Lender provided copy of the final settlement statement verifying borrowers brought in $XXX of the XXX. R/T Guidelines apply.; XX/XX/XXXX - Loan was incorrectly classified as a rate and term refinance. Per the XXX XXX XXX lender guidelines, payoff of delinquent real estate taxes (XXX days or more past due) is considered cash out. Please confirm and verify all XXX loan requirements and guidelines are met. Additional conditions may apply. ; XX/XX/XXXX - Loan purpose is indiciated as Unavailable; [X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection; XXX XXX XXX XXX declared in XXX XXX XXX where subject property sits; appraisal dated XX/XX/XXXX and XXX XXX declared XX/XX/XXXX-XX/XX/XXXX. ;	XX/XX/XXXX - Change status of 'Loan Purpose is indicated as Unavailable' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of the final settlement statement verifying borrowers brought in $XXX of the XXX. R/T Guidelines apply.; XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided aa PDI by a XXX party verifying no damage to the subject.; XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided aa PDI by a XXX party verifying no damage to the subject.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection; [X] Title Issues Present - XX/XX/XXXX - The following issues were noted: - Subject property tax defaulted- need proof tax redemption and no prior lien on title. Paying off on XXX however that does not release the tax lien;	XX/XX/XXXX - Change status of 'Title Issues Present' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided short form final title with all exceptions cleared.; XX/XX/XXXX - Change status of 'Property located in XXX XXX XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided aa PDI by a XXX party verifying no damage to the subject.	No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434569335	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434569337	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Borrower Employment Verification does not meet guidelines - XX/XX/XXXX - Lender missing CPA letter to verify and confirm expense ratio.; [X] CoBorrower Employment Verification does not meet guidelines - XX/XX/XXXX - VVOE pg XXX dated XX/XX/XXXX after consummation date XX/XX/XXXX; per GL VVOE must be performed no more than XXX calendar days prior to closing date.;	XX/XX/XXXX - Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided LOE for GL's using XXX% expense ratio and no CPA letter needed.; XX/XX/XXXX - Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided LOE for GL's using XXX% expense ratio and no CPA letter needed.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
XXXX	434569338	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The exception 'No Credit Findings' is cleared.; XX/XX/XXXX - The loan meets all applicable credit guidelines.; [X] Housing history does not meet guidelines - XX/XX/XXXX - Housing history does not meet guidelines. Per GL- housing history for DSCR requires both the borrower's primary residence and the subject property if a refinance transaction. Subject property mortgage not rated on credit bureau; lender to provide XXX month VOM with acceptable rating.;		[X] No Compliance Findings - XX/XX/XXXX - The exception 'No Compliance Findings' is cleared.; XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	433621210	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Liquid Reserves are less than Guidelines Required - XX/XX/XXXX - The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.; [X] Final Loan Application is Missing - XX/XX/XXXX - Final loan application is Missing; [X] Insufficient cash to close. - XX/XX/XXXX - Cash to close in the amount of XXX is greater than the available asset amount of $XXX.; [X] Borrower Asset Verification is Missing - XX/XX/XXXX - The borrower asset verification is Missing. Missing Evidence of Gift Funds from Wife in amount of $XXX, and Gift Funds of $XXX from XXX were sent and received per guidelines.;	XX/XX/XXXX - Change status of 'Final Loan Application is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided Final Loan Application.; XX/XX/XXXX - Lender provided asset verification.; XX/XX/XXXX - Change status of 'Borrower Asset Verification is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided asset verification.; XX/XX/XXXX - Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided Reserves.; XX/XX/XXXX - Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Third Party Valuation Product not Provided - XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; [X] Third Party Valuation Product Not Provided and CU Score is Greater Than XXX - XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;	XX/XX/XXXX - Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; XX/XX/XXXX - CCA Provided.	No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434710370	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	3	3	2	1	[X] Borrower Income Verification does not match Approval - XX/XX/XXXX - X) Provide XXX XXX XXX statement dated XX/XX/XXXX for account ending XXX. Statement was utilized in income calculation per Business Bank Statement Income Worksheet (page XXX). XXX XXX XXX statement dated XX/XX/XXXX for account ending XXX is in file (page XXX); however, this statement is not listed on the bank statement income worksheet.
X) Section XXX of the Achiever Expanded Credit Product Guide dated XX/XX/XXXX requires documentation to evidence the Borrowers' ownership percentage in the business.  Provide CPA letter to document ownership percentage for each borrower.  XXX Secretary of State search (page XXX) does not verify percentage of ownership.; [X] Overdraft/NSF Count Exceeds Tolerance - XX/XX/XXXX  - Overdraft/NSF count exceeds tolerance.  ; XX/XX/XXXX  - Section XXX of the Achiever Expanded Credit Product Guide dated XX/XX/XXXX allows, "Five (X) in the past XXX months provided there were zero (X) occurrences in the most recent three (X) months."  There were XXX XXX in the past XXX months dated XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX.  XXX notes advise four XXX occurred on the same day in XX/XX/XXXX in error.  Note at the bottom of the Business Bank Statement Income Worksheet states, "asking for exception on XXX."  There is no exception for NSFs located in file.; [X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX  - X) Provide letter of explanation for XXX XXX XXX collection filed XX/XX/XXXX and XXX late payment in XX/XX/XXXX as required by Section XXX of the Achiever Expanded Credit Product Guide dated XX/XX/XXXX.
X) Section XXX of the Achiever Expanded Credit Product Guide dated XX/XX/XXXX states, "A gap credit report or undisclosed debt monitoring report is required to evidence no additional debt was obtained throughout the origination process."  Provide report.
													X) Section XXX of the Achiever Expanded Credit Product Guide dated XX/XX/XXXX indicates a disputed account with a positive balance should be removed and new credit report pulled. Letter of explanation for all disputed accounts also required. The following disputed accounts with a balance are reflected on the credit report dated XX/XX/XXXX: XXX XXX, XXX XXX XXX, and XXX XXX XXX XXX. Provide letter of explanation and updated credit report per guidelines.;		[X] Affiliated Business Disclosure is Missing - XX/XX/XXXX - The affiliate business disclosure is Missing;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434710371	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434710373	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	3	3	2	1	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - X) LoanSafe Fraud Manager report dated XX/XX/XXXX (page XXX) indicates Borrower owns XXX XXX XXX, XXX XXX, XXX XXX which is the previous residence listed on XXX. Provide documentation to verify ownership status. If property is owned by Borrower, provide documentation to verify its monthly expense and mortgage payment history.
X) Section XXX of the XXX XXX Product Guide dated XX/XX/XXXX states, "A signed and dated Letter of Explanation (LOE) is required for all derogatory credit in the past XXX months."  Provide LOE for XXX XXX collection account opened XX/XX/XXXX.; [X] Borrower Income Verification does not match Approval - XX/XX/XXXX  - X) Section XXX of the XXX XXX Product Guide dated XX/XX/XXXX states, "The loan file must include an income worksheet detailing income calculations."  Provide income worksheet for Borrower.
X) Provide all documentation required by Section XXX of the XXX XXX Product Guide dated XX/XX/XXXX to verify child support income of $XXX/mon for Borrower.
; [X] Borrower Transcripts are missing - XX/XX/XXXX  - Section XXX of the XXX XXX Product Guide dated XX/XX/XXXX states, "When a full documentation income source is utilized (wage-earner, self-employed, XXX, etc.), whether solely or in tangent with an alternative income documentation, IRS transcripts are required."  Provide IRS transcripts.; XX/XX/XXXX  - The borrower transcripts is Missing; [X] Asset Documents are Incomplete - XX/XX/XXXX  - Section XXX of the XXX XXX Product Guide dated XX/XX/XXXX states, "If the large deposit is required for the borrower to meet the down payment, funds to close, closing costs, or reserves to qualify for the loan, then funds must be verified through a letter of explanation and supporting documentation."  Provide documentation to source large deposit of $XXX to XXX account ending XXX on XX/XX/XXXX.  Unable to reduce XXX acct balance by $XXX as balance not sufficient.  Section XXX of the XXX XXX Product Guide dated XX/XX/XXXX advises, “Proceeds from a cash-out refinance transaction may be used for reserves after two (XXX) months verified from borrower(s) own funds.”  ; [X] CoBorrower Income Verification does not match Approval - XX/XX/XXXX  - X) Section XXX of the XXX XXX Product Guide dated XX/XX/XXXX states, "The loan file must include an income worksheet detailing income calculations."  Provide income worksheet for CoBorrower.
													X) XXX XXX provided verify Schedule C loss for farming business owned by CoBorrower. Provide XXX XXX and XXX P&L for business for further analysis. Loss of $XXX/month deducted from CoBorrower’s wage income.; [X] Qualifying DTI exceeds Guideline Maximum Allowable - XX/XX/XXXX - Qualifying DTI of XXX exceeds guideline maximum of XXX.; XX/XX/XXXX - XXX XXX provided verify Schedule C loss for farming business owned by CoBorrower. Loss of $XXX/month deducted from CoBorrower’s wage income.; [X] CoBorrower Transcripts is Missing - XX/XX/XXXX - The coborrower Transcripts is Missing; XX/XX/XXXX - Section XXX of the XXX XXX Product Guide dated XX/XX/XXXX states, "When a full documentation income source is utilized (wage-earner, self-employed, XXX, etc.), whether solely or in tangent with an alternative income documentation, IRS transcripts are required." Provide IRS transcripts.; [X] Hazard Insurance Coverage is Not Sufficient. - XX/XX/XXXX - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;		[X] Affiliated Business Disclosure is Missing - XX/XX/XXXX - The affiliate business disclosure is Missing;				No	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434710375	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	2	2	1	1	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: Identity and Third Party high alerts on report have not been cleared.; [X] Overdraft/NSF Count Exceeds Tolerance - XX/XX/XXXX - Overdraft/NSF count exceeds tolerance. ; XX/XX/XXXX - Guidelines allow XXX NSF's in the past XXX months provided there are zero occurrences in the most recent XXX months. Borrower has XXX NSF's in the last XXX months with XXX in the last XXX months. LOE (pg XXX) in the file and approved Lender exception (pg XXX). ;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434710376	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Rate Term Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; [X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection.XXX declared XXX XXX XXX in a XXX XXX XXX XXX on XX/XX/XXXX with a release date of XX/XX/XXXX. And XXX XXX on XX/XX/XXXX with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the XXX release date. A post XXX Inspection is required;	XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Exception resolved, Lender provided inspection.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection;		No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434710378	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	3	3	2	1	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - Section XXX of the Achiever Expanded Product Guide dated XX/XX/XXXX states, "A gap credit report or undisclosed debt monitoring report is required to evidence no additional debt was obtained throughout the origination process." Provide report.; [X] Flood Certificate is Missing - XX/XX/XXXX - The flood certification is Missing; [X] Transmittal Summary is Missing - XX/XX/XXXX - Section XXX of the Achiever Expanded Product Guide dated XX/XX/XXXX states, "When all income sources utilize the XXX-month are full doc income verification option (i.e. wage earner, XXX, self-employment with tax returns, etc.), AUS must be run by the Lender/Broker/Client at the time of loan submission; the underwriter will run AUS upon initial underwrite and prior to clearing the loan to close. The AUS findings must be included in the loan file to XXX the eligibility for a Non-QM product. A primary residence with Approve/Eligible or Accept findings must be underwritten as a QM product. A second home or investment property may remain Non-QM eligible even with Approve/Eligible or Accept findings if Non-QM pricing is more favorable than GSE pricing." AUS in file dated XX/XX/XXXX has Approve/Eligible finding. No other AUS in file. Provide additional documentation required by guidelines. Also provide copy of XXX.; XX/XX/XXXX - The transmittal summary is Missing; [X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: Identity and Third Party high alerts have not been cleared.;		[X] Affiliated Business Disclosure is Missing - XX/XX/XXXX - The affiliate business disclosure is Missing;		[X] UCDP Summary Report is Partially Provided or Inaccurate - XX/XX/XXXX - Section XXX of the Achiever Expanded Product Guide dated XX/XX/XXXX states, "If revisions or updates of the appraisal are obtained, the risk scores from subsequent resubmissions of the appraisal report to UDCP must be used." Appraisal was revised XX/XX/XXXX to reflect subject property in PUD. Submission Summary Reports in file are dated XX/XX/XXXX. Provide Submission Summary Reports dated after appraisal revision.; XX/XX/XXXX - The SSR indicator is Partial; [X] Appraiser's License was Inactive at time of origination - XX/XX/XXXX - Appraiser's License was Inactive at time of origination.;	XX/XX/XXXX - Change status of 'Appraiser's License was Inactive at time of origination' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided Appraiser License Active.	No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434710380	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	3	3	3	3	[X] CoBorrower Income Verification does not match Approval - XX/XX/XXXX - Coborrower income verified utilized personal bank statements. Section XXX of the XXX XXX Product Guide dated XX/XX/XXXX requires, "CPA letter to evidence the individual borrower has a minimum XXX% ownership in the business." Provide CPA letter. ; [X] Borrower Income Verification does not match Approval - XX/XX/XXXX - Bank statements utilized to calculate income for Borrower missing pages. Provide pages XXX & XXX of XXX XXX statement dated XX/XX/XXXX for XXX XXX XXX account ending XXX. Provide pages XXX & XXX of XXX XXX statement dated XX/XX/XXXX for XXX XXX XXX account ending XXX.; [X] Residual income does not meet guidelines. - XX/XX/XXXX - Section XXX of the XXX XXX Product Guide dated XX/XX/XXXX requires $XXX residual income when there are more than XXX children in household. Final XXX indicates Borrower and CoBorrower each have XXX minor dependents; so, the Borrowers have either XXX or XXX children. There is a note on the XXX stating the income totals $XXX; however, only documented income is bank statement income which totals $XXX/mon. There is an Order Establishing Child Support Obligation (page XXX) in file; hoewver, there is no support amount or other required documentation in file. Also, there is no child support income listed on final XXX or Stable Monthly Income section of XXX.; XX/XX/XXXX - Residual income of $XXX does not meet minimum guidelines.;		[X] XXX XXX XXX High Cost Home Loan Financing of Points and Fees Test - XX/XX/XXXX - This loan failed the high-cost home loan financing of points and fees test.; [X] XXX XXX XXX High Cost Home Loan Points and Fees Test		[X] Title Issues Present - XX/XX/XXXX - Schedule B, Part I of title commitment (page XXX) reflects a Deed of Trust in factor of XXX XXX XXX XXX XXX to secure a note of $XXX. There is no payoff information in file for lien. Provide Note/agreement for this lien. If payments were being made, provide XXX month payment history. Final title policy not in file. Additional conditions may be required. ; [X] Third Party Valuation Product Not Provided and CU Score is Greater Than XXX - XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.; [X] Third Party Valuation Product not Provided - XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Second appraisal with value of $XXX in file (page XXX); however, Section XXX of the XXX XXX Product Guide dated XX/XX/XXXX requires a Desktop Appraisal Review which is not in file.;	XX/XX/XXXX - CCA provided, condition resolved; XX/XX/XXXX - Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Open Rebuttal.; XX/XX/XXXX - CCA provided, condition resolved; XX/XX/XXXX - Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	Yes	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434710381	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	3	3	1	1	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: A system error with one or more wathclist screening searches. Recommendation is to rerun report or contact XXX XXX.; [X] Minimum Flood Insurance Coverage has not been met - XX/XX/XXXX - Flood insurance coverage in the amount of $XXX does not meet the minimum coverage required.; [X] Borrower Income Verification does not match Approval - XX/XX/XXXX - The borrower income verification does not match approval. The loan file contains XXX months bank statements for both a XXX XXX XXX personal account, XXX, and business account XXX. Additionally, the loan file contains an "Estimated Revenue by Month" for account XXX (pg XXX). However, it does not show detailed unsourced deposits and income used to qualify borrower does not match "estimated revenue". Unable to determine which account was used to qualify the borrower. Provide income calculation worksheets.;	XX/XX/XXXX - Change status of 'Minimum Flood Insurance Coverage has not been met' from Active to Open Rebuttal.; XX/XX/XXXX - Flood insurance coverage is sufficient.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434710384	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Transmittal Summary is Partial - XX/XX/XXXX - Guidelines XXX require an AUS to be run at the time of loan submission and prior to clearing the loan to close. One AUS is in the loan file dated XX/XX/XXXX, submission XXX. Provide AUS dated XX/XX/XXXX, at time of submission.; XX/XX/XXXX - The transmittal summary is Partial;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434710386	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] Hazard Insurance Coverage is Not Sufficient - XX/XX/XXXX - Hazard insurance coverage of XXX is not sufficient. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value of XXX.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434779725	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	2	2	1	1	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - The Alerts on the fraud report have not been cleared. (page XXX); [X] Hazard Insurance Coverage is Not Sufficient. - XX/XX/XXXX - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; [X] Hazard Insurance Indicator is Partial - XX/XX/XXXX - Hazard insurance indicator is Partial- lender to provide an updated hazard insurance policy that includes replacement cost percentage- missing replacement cost amount/ percentage on copy in images.;	XX/XX/XXXX - Borrower proof of primary residence per the credit report in file.; XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434779726	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - Loan complies with Lender guidelines; XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434779727	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - Loan complies with Lender guidelines; XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Third Party Valuation Product not Provided - XX/XX/XXXX - CU score is not in file and there is no AVM in the file.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;	XX/XX/XXXX - CDA Provided.; XX/XX/XXXX - Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434779728	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: Fraud report pg XXX shows uncleared high alerts- lender to review and provide clearance.;	XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided proof of SS# verification.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
XXXX	434779729	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - Loan complies with Lender guidelines; XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434779730	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Asset Documents are Incomplete - XX/XX/XXXX - Asset Documents are Incomplete: missing fill statements from XXX XXX accounts XXX $XXX and # XXX $XXX; need letter from XXX XXX joint owner that borrower has access to full account funds.; [X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: unclered high alert on fraud report; lender to clear and high alert per GL.;	XX/XX/XXXX - Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided bank statements.; XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided proof of SS# verification.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434779731	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; XX/XX/XXXX - This mortgage meets Lender guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434779733	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report page XXX has uncleared high alerts. these need to be cleared and report updated.;	XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided SS# verification and Desk Review.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434779734	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - Loan complies with Lender guidelines; XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434779735	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Hazard Insurance Indicator is Partial - XX/XX/XXXX - Hazard insurance indicator is Present. Present but expired - verifi should be firing exception without marking partial.; XX/XX/XXXX - Hazard insurance indicator is Partial. Master Policy expired XX/XX/XXXX on pg XXX.; XX/XX/XXXX - Hazard insurance indicator is Partial. XXX XXX Hazard policy on page XXX shows Insurance expired on XX/XX/XXXX prior to closing/disbursement date.;	XX/XX/XXXX - Change status of 'Hazard Insurance Indicator is Partial' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided HOI declarations and coverage dates.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434779736	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection- the subject property is in XXX XXX- XXX XXX XXX declared XX/XX/XXXX-appraisal dated XX/XX/XXXX and missing post XXX inspection report.; [X] Borrower residency documentation not provided or issue with documentation - XX/XX/XXXX - Missing permanent resident alien documentation for XXX XXXXX XXX;	XX/XX/XXXX - Change status of 'Borrower residency documentation not provided or issue with documentation' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided passport issued by XXX.; XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided certification and photos.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434779737	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - The XXX report does not show any alerts as being cleared. ;	XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided OFAC verification.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434779738	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434779739	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - Loan complies with Lender guidelines; XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Third Party Valuation Product not Provided - XX/XX/XXXX - All valuations are clear and within XXX%. Exception is resolved.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Third Party Valuation Product Provided; [X] Third Party Desk Review variance to appraised value exceeds XXX% - XX/XX/XXXX - All valuations are clear and within XXX%. Exception is resolved.;		No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434779740	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - Loan complies with Lender guidelines; XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434779741	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Transmittal Summary is Missing - XX/XX/XXXX - The transmittal summary is Missing;	XX/XX/XXXX - Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided Transmittal Summary.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434779743	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - The Fraud report alerts are not cleared. ; [X] Asset Documents are Incomplete - XX/XX/XXXX - Asset Documents are Incomplete: need letter from joint account holders, XXX XXX XXX and XXX XXX XXX stating borroer, XXX XXX has complete XXX% acces to funds in the joint accounts. XXX XXX XXX XXX, XXX checking and money market savings accounts page XXX.;	XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided XXX verification.; XX/XX/XXXX - Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; XX/XX/XXXX - Lender providedAccess letter in file.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434779744	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Change severity of 'Fraud Report Shows Uncleared Alerts' from Material to Non-Material.;	XX/XX/XXXX - All alerts were cleared. SS card was provided.; XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434779745	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - No Alerts have been cleared on the fraud report. ; [X] Appraisal date is greater than XXX days from Origination date. - XX/XX/XXXX - Change severity of 'Appraisal date is greater than XXX days from Origination date.' from Material to Non-Material. XXX appraisal update in file page XXX dated XX/XX/XXXX;	XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided documentation sufficient to clear fraud report.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
XXXX	434779746	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - Loan complies with Lender guidelines; XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434779747	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Property is located in a XXX XXX XXX - XX/XX/XXXX - Property is located in a XXX XXX XXX with no post XXX inpection XXX XXX XXX # XXX XX/XX/XXXX- declared after appraisal completed date of XX/XX/XXXX. missing post XXX inspection report.; [X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: fraud report page XXX has uncleared high alert; lender to review and clear.;	XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided SS# verification.; XX/XX/XXXX - Change status of 'Property is located in a XXX XXX XXX' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided certification and photos.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Property located in XXX Declared XXX XXX with no subsequent Property Inspection - XX/XX/XXXX - Property located in XXX Declared XXX XXX with no subsequent Property Inspection;	XX/XX/XXXX - Change status of 'Property located in XXX XXX XXX XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided certification and photos.	No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434779748	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - The Alerts on the XXX report are not cleared. Alert for SSN on SSA's frozen high group list; requires proof of SSN to be obtained to clear.;	XX/XX/XXXX - Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided SS# verification.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709439	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] Loan Purpose is indicated as Unavailable - XX/XX/XXXX - NOO cash out file requires cash out letter per GL;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] Subject loan is an investment cash out. Evidence of cash-out purpose not provided. - XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.; XX/XX/XXXX - Purpose of cash out determined as ___.;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
XXXX	434709440	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - Borrower liabilities verified indicator is Partial- REO XXX XXX XXX- XXX XXX nor on creadit bureau and lender to provide VOM. (concurrent refinance along with XXX-XXX XXX XXX).; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	XX/XX/XXXX - Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided MS,	[X] The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance. - XX/XX/XXXX - The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.; [X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] Subject loan is an investment cash out. Evidence of cash-out purpose not provided. - XX/XX/XXXX - Purpose of cash out determined as Business. lender to provide cash out purpose letter and/or attestation for cash out proceeds.; XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434709441	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - Missing copy of the cash out letter regarding the use of the cash out proceeds. Additional conditions may apply.; XX/XX/XXXX - Borrower liabilities verified indicator is Present; XX/XX/XXXX - Borrower liabilities verified indicator is Partial; [X] Final Loan Application is Partial - XX/XX/XXXX - Final Loan Application is Partial. Final XXX Application in file belongs to the other file the borrower has in this deal XXX. Loan and property information on the final XXX is for XXX,XXX and XXX XXX XXX. Please provide Final Loan application for Subject Property/Transaction.;		[X] The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance. - XX/XX/XXXX - The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.; [X] The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance. - XX/XX/XXXX - The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance. Final Closing Disclosure is missing from the file.; [X] Subject loan is an investment cash out. Evidence of cash-out purpose not provided. - XX/XX/XXXX - Purpose of cash out determined as Business.; XX/XX/XXXX - Missing copy of the cash out letter regarding the use of the cash out proceeds. Additional conditions may apply.; XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434709442	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	2	2	1	1	[X] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - Borrower liabilities verified indicator is Partial- REOs on XXX for all three (X) concurrent cash out refinances do not match; this file XXX includes REO not listed on other XXX- XXX XXX XXX; also, HOI pg XXX shows XXX lienholder- appearing to be a private party for XXX XXX XXX in favor of XXX XXX XXX XXX of the XXX XXX XXXXX XXX XXX XXX & Trust. Need VOM for this private party mortgage and VOM for XXX XXX XXX or proof free and clear.;		[X] The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance. - XX/XX/XXXX - The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.; [X] Subject loan is an investment cash out. Evidence of cash-out purpose not provided. - XX/XX/XXXX - Missing LOE for cash out purpose as required by GL.;		[X] Third Party Valuation Product not Provided - XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434709443	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Loan Purpose is indicated as Unavailable - XX/XX/XXXX - Occupancy as primary does not make sense; current residence with spouse, appears to have been purchased XXX months ago at XXX XXX XXX XXX XXX miles away from subject property; current residence is a larger home and higher valuation IAO $XXX, XXX bedrooms, XXX baths. Subject property being purchased as primary- smaller square footage and lower value at $XXX.;		[X] ATR/QM Status is Pending - XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.- occupancy in question;		[X] Is Completion Certificate in file is No - XX/XX/XXXX - The Completion Certificate is Yes; XX/XX/XXXX - The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.; [X] Origination Appraisal is Partial - XX/XX/XXXX - Appraisal "subject to"- need XXX update report and certificate of completion.;		No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709445	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - Mortgage meets Lender Guidelines for the VOE program. ; XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ; XX/XX/XXXX - Compliance Ease is in the file.;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709446	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709447	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Rate Term Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance. - XX/XX/XXXX - The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.;		[X] Third Party Valuation Product not Provided - XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; [X] UCDP Summary Report is Missing - XX/XX/XXXX - The SSR indicator is Missing; [X] Third Party Desk Review variance to appraised value exceeds XXX% - XX/XX/XXXX - Additional third party valuation requested to support value.; XX/XX/XXXX - Third party Desk Review variance of XXX exceeds XXX% maximum allowed.;		No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434709448	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709449	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The exception 'No Credit Findings' is cleared.; XX/XX/XXXX - Loan meets Lender DSCR guidelines. ; XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance. - XX/XX/XXXX - Non QM/ATR exempt mortgage, no CD in the file.; XX/XX/XXXX - The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.; [X] No Compliance Findings - XX/XX/XXXX - This is an investment property purchase--no trid testing required.; XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance. - XX/XX/XXXX - ATR/QM exempt loan. No LE found in file; XX/XX/XXXX - The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709451	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Rate Term Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434709452	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] XXX Approval Missing - XX/XX/XXXX - XXX approval indicator is Missing; XX/XX/XXXX - XXX approval/info documentation is missing.; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; [X] Liquid Reserves are less than Guidelines Required - XX/XX/XXXX - Asset statements are missing and amount of cashout is not available due to missing Final CD. Note that the borrower does not have the housing history to waive the reserve req's. ; XX/XX/XXXX - The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.;	[X] Subject loan is an investment cash out. Evidence of cash-out purpose not provided. - XX/XX/XXXX - Purpose of cash out determined as Business.; XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.; XX/XX/XXXX - Missing LOE from the borrower regarding the use of the cash out proceeds. Additional conditions may apply.; [X] The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance. - XX/XX/XXXX - The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.; [X] The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance. - XX/XX/XXXX - The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.; [X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434709453	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - This is a DSCR, Investment Property, XXX XXX loan program. The loan meets the Manual Lender Guidelines. ; XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; XX/XX/XXXX - This is an Investment property purchase for business purposes: No Trid Testing done and No Compliance Ease in the file.;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434709454	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] Subject loan is an investment cash out. Evidence of cash-out purpose not provided. - XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.; XX/XX/XXXX - Purpose of cash out determined as Business.; [X] The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance. - XX/XX/XXXX - The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434709455	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - This NonQM VOE for income only loan complies with Lender guidelines. ; XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - Compliance Ease is in file with no findings.; XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Third Party Valuation Product Not Provided and CU Score is Greater Than XXX - XX/XX/XXXX - The FNMA CU score is XXX; however, the FHLMC LCA score is XXX. ; XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709456	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	2	2	1	1	[X] Loan amount is greater than the maximum loan amount allowed per guidelines - XX/XX/XXXX - Per Guidelines, max loan amount is $XXX for XXX% LTV.; [X] DSCR is less than guideline minimum - XX/XX/XXXX - Change severity of 'DSCR is less than guideline minimum' from Material to Non-Material.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Third Party Valuation Product not Provided - XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; [X] Second Appraisal is Missing - XX/XX/XXXX - The second appraisal is Missing. DSCR g/ls XXX states Two appraisal required on all loans &gt; $XXX. Only XXX appraisal provided pg XXX; [X] Third Party Valuation Product Not Provided and CU Score is Greater Than XXX - XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;	XX/XX/XXXX - Change status of 'Second Appraisal is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided XXX appraisal.	No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434709457	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Rate Term Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434709458	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Rate Term Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434709459	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709462	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Title Issues Present - XX/XX/XXXX - The following issues were noted: Lender to provide erither finall titile policy with item XXX UUC lien removed and/or recorded copy of UCC XXX termination from XXX to ensure lender has first lien position.;	XX/XX/XXXX - Change status of 'Title Issues Present' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided termination of XXX XXX panels to be removed.	No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434709464	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] Subject loan is an investment cash out. Evidence of cash-out purpose not provided. - XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.; XX/XX/XXXX - Purpose of cash out determined as ___.;		[X] Third Party Valuation Product Not Provided and CU Score is Greater Than XXX - XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.; [X] Third Party Valuation Product not Provided - XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709466	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - Loan conforms to Lender Guidelines for the VOE program; XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - Compliance Ease is in the file.; XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Title Issues Present - XX/XX/XXXX - The following issues were noted: subject property is tax defaulted pg XXX; redemption amount per prelim $XXX; lender to provide a final title with tax lien removed and/or recorded lien release. Not showing on CD; however, paying off does not release the lien by virtue of showing paid off. ;		No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709467	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434709469	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance. - XX/XX/XXXX - The file contains at least one complete copy of the Closing Disclosure.; XX/XX/XXXX - The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709471	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709472	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance. - XX/XX/XXXX - The file does not contain any copies of the Closing Disclosure(s). Unable to verify PITI and funds required to close.; [X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
XXXX	434709474	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] Subject loan is an investment cash out. Evidence of cash-out purpose not provided. - XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.; XX/XX/XXXX - Purpose of cash out determined as ___.;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709475	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Borrower Liabilities Verificiation Indicator is Missing - XX/XX/XXXX - Borrower liabilities verified indicator is Missing: The file does not contain a copy of the credit report. ; [X] Qualifying DTI exceeds Guideline Maximum Allowable - XX/XX/XXXX - Qualifying DTI of XXX exceeds guideline maximum of XXX.; [X] Hazard Insurance Coverage is Not Sufficient. - XX/XX/XXXX - Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; [X] Borrower Credit Report is Missing - XX/XX/XXXX - Missing Borrower credit report; [X] Borrower Income Verification does not match Approval - XX/XX/XXXX - The borrower income verification does not match approval: The files does not contain a copy of the lease agreement for the property located at XXX XXX XXX XXX, to calculate the income and final DTI.;	XX/XX/XXXX - Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.; XX/XX/XXXX - HOI policy covers XXX.; XX/XX/XXXX - Borrower credit report received; XX/XX/XXXX - Change status of 'Borrower Liabilities Verificiation Indicator is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Change status of 'Borrower Credit Report is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of credit report; XX/XX/XXXX - Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; XX/XX/XXXX - Copy of lease provided	[X] Qualified Mortgage APR Threshold Finding - XX/XX/XXXX - Change status of 'Qualified Mortgage APR Threshold Finding' from Active to Acknowledged by Client.; XX/XX/XXXX - Exception NA, NQM loan; XX/XX/XXXX - Change severity of 'Qualified Mortgage APR Threshold Finding' from Material to Non-Material.;				No	Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709476	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] Subject loan is an investment cash out. Evidence of cash-out purpose not provided. - XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.; XX/XX/XXXX - Purpose of cash out determined as ___.;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709477	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Hazard Insurance Effective Date is after the Note Date - XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX;		[X] Initial Closing Disclosure Delivery Date Test - XX/XX/XXXX - Initial CD dated XX/XX/XXXX was not provided within XXX business days of consummation date of XX/XX/XXXX, received by borrower on XX/XX/XXXX XXX day prior to consummation.;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709478	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] Subject loan is an investment cash out. Evidence of cash-out purpose not provided. - XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.; XX/XX/XXXX - Purpose of cash out determined as ___.;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709479	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709480	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] Flood Insurance Policy is Missing - XX/XX/XXXX - The flood insurance policy is Missing Flood Insurance policy is missing from the file.;	XX/XX/XXXX - Change status of 'Flood Insurance Policy is Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Flood policy provided.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434709482	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [X] Subject loan is an investment cash out. Evidence of cash-out purpose not provided. - XX/XX/XXXX - Unable to determine if purpose of cash out is for business or personal use.; XX/XX/XXXX - Purpose of cash out determined as ___.;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434709483	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Hazard Insurance Effective Date is after the Note Date - XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX. Post Closing CD dated XX/XX/XXXX shows disbursement changed from XX/XX/XXXX to XX/XX/XXXX.; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; [X] Borrower Employment Verification does not meet guidelines - XX/XX/XXXX - VOE provided has a signature date of XX/XX/XXXX, subject loan closed XX/XX/XXXX.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
XXXX	434809284	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Rate Term Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434809288	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] Fraud Report Missing - XX/XX/XXXX - Fraud report Missing.; [X] Hazard Insurance Coverage is Not Sufficient - XX/XX/XXXX - Hazard insurance coverage is $XXX, the subject loan amount is $XXX with the hazard insurance replacement coverage of Yes and estimated replacement value of $XXX.; XX/XX/XXXX - Hazard insurance coverage of XXX is not sufficient. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value of $XXX.;	XX/XX/XXXX - Change status of 'Fraud Report Missing' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided copy of fraud report.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434809290	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The exception 'No Credit Findings' is cleared.; XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434809292	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[X] Qualifying DTI exceeds Guideline Maximum Allowable - XX/XX/XXXX - Qualifying DTI of XXX exceeds guideline maximum of XXX.
* Lender DTI XXX% (XXX pg XXX), supported by data tape - delivered over max.  My DTI XXX% due to use of XXX% monthly payment amount for student loan with no pmt listed (per guide, pg XXX). CB pg XXX.  Lender used XXX% of outstanding student loan balance.
Max XXX% DTI (guide pg XXX) -- no UW exception in file.; [X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
; [X] ATR/QM Status is Pending - XX/XX/XXXX  - ATR/QM Status is pending. Noted documentation is required per Appendix Q.
*  X)  Lender DTI XXX% (XXX pg XXX), supported by data tape - delivered over max.  My DTI XXX% due to use of XXX% monthly payment amount for student loan with no pmt listed (per guide, pg XXX). CB pg XXX.  Lender used XXX% of outstanding student loan balance.
Max XXX% DTI (guide pg XXX) -- no UW exception in file.
															X) HOI Insufficient. HOI pg XXX, Note pg XXX of Closing Package file. Dwelling coverage $XXX, XXX $XXX.;		[X] Second Appraisal is Missing - XX/XX/XXXX - The second appraisal is Not Applicable; XX/XX/XXXX - The second appraisal is Missing; XX/XX/XXXX - Guidelines require a field review or XXX full appraisal for LTV over XXX% OR loan amount over $XXX. ;		No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434809298	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434809299	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] Note Document Indicator is Partial - XX/XX/XXXX - Note document indicator is Partial- Missing Prepayment addendum; [X] Asset Documents are Incomplete - XX/XX/XXXX - Asset Documents are Incomplete: Chase account page XXX XXX not in borrowers name-need proof borrower is on account and full access to funds letter from owner-co-owner.;	XX/XX/XXXX - Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided rebuttal.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Title Issues Present - XX/XX/XXXX - The following issues were noted: title prelim page XXX item # XXX- either need to provide final title policy showing this does not impace frist lien position for the lender; or final title with this removed; provide copy of agreement- for review to determine specifics. Need to determine if a subordination is required due to "fees" in title of this item. Potentially could be a superior lien.; [X] Origination Appraisal is Partial - XX/XX/XXXX - Need XXX completion and CO as new construction.; [X] Is Completion Certificate in file is No - XX/XX/XXXX - The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.;	XX/XX/XXXX - Change status of 'Title Issues Present' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided final title policy with subject loan is XXX lien position.	No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
XXXX	434809302	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - No Trid testing required; this is an investment property purchase; XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
XXXX	434809303	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] Note is not executed by all borrowers - XX/XX/XXXX - Note is not executed by all borrowers- Note missing; [X] Note Document Indicator is Missing - XX/XX/XXXX - Executeds Note missing with prepay addendum; lender to provide fully executed copy.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
XXXX	434809304	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] Asset Documents are Incomplete - XX/XX/XXXX - Asset Documents are Incomplete: Need final ATLA for funds required to close; no final CD or ALTA in file; estimated fees per page XXX = $XXX; per loan detail also need cash for closing no greater than $XXX; reserves (XXX months due to DSCR ratio XXX &lt;.XXX) XXX account sufficient for reserves; need proof of gift funds from spouse with XXX statement(s), account XXX XXX $XXX and $XXX; must provide proof of total funds to close once final funds to close is determined with final ATLA. Lender to provide for review.;	XX/XX/XXXX - Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided rebuttal and gift funds verified.	[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[X] Title Issues Present - XX/XX/XXXX - The following issues were noted: title prelim og XXX shows a leasehold interest item XXX, oil & gas lease; item #X a subsurface community oil & gas lease, assigned to XXX XXX XXX XXX XXX; lender should review both lease and subsurface lease with legal to determine there are no issues with their first lien position. Does title endorsement cover these leases and mineral rights?;	XX/XX/XXXX - Change status of 'Title Issues Present' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided Final Title Policy.	No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
XXXX	434809305	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Purchase	ATR/QM: Exempt	1	1	1	1	[X] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[X] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.